Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Parent Company Only Condensed Financial Information
22.
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets (in thousands)

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	36,526	5,002	704
Short-term investments	20,894	21,248	2,993
Amounts due from subsidiaries	267,947	363,150	51,148
Other current assets	854	1,140	161
Total current assets	326,221	390,540	55,006
TOTAL ASSETS	326,221	390,540	55,006
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other current liabilities	16,044	8,006	1,127
Total current liabilities	16,044	8,006	1,127

TOTAL LIABILITIES	16,044	8,006	1,127
Shareholders’ equity
Class A ordinary shares (US$0.000002 par value per share; 20,000,000,000 and 20,000,000,000 shares authorized as of December 31, 2022 and 2023, respectively; 299,797,728 and 299,797,728 shares issued as of December 31, 2022 and 2023, 269,942,489 and 271,260,233 shares outstanding as of December 31, 2022 and 2023, respectively)	3	3	1
Class B ordinary shares (US$0.000002 par value per share; 2,500,000,000 and 2,500,000,000 shares authorized as of December 31, 2022 and 2023, respectively; 54,543,800 and 54,543,800 shares issued and outstanding as of December 31, 2022 and 2023, respectively)	1	1	—
Additional paid-in capital	13,922,811	14,061,992	1,980,590
Treasury stock	(20,666)	(20,666)	(2,911)
Accumulated deficit	(13,580,086)	(13,679,965)	(1,926,783)
Accumulated other comprehensive (loss)/income	(11,886)	21,169	2,982
TOTAL SHAREHOLDERS’ EQUITY	310,177	382,534	53,879
TOTAL LIABILITIES AND SHAREHOLDER’S EQUITY	326,221	390,540	55,006

22.
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (CONTINUED)

Condensed statements of comprehensive loss (in thousands)

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Operating expenses
General and administrative expenses	(311,784)	(284,778)	(134,599)	(18,958)
Total operating expenses	(311,784)	(284,778)	(134,599)	(18,958)
Loss from operations	(311,784)	(284,778)	(134,599)	(18,958)
Interest income	8,611	1,670	1,065	150
Other income/(expenses), net	40,348	(293,695)	(55,317)	(7,791)
Changes in fair value of warrant liabilities	(44,457)	—	—	—
Share of (losses)/income of subsidiaries	(6,121,777)	(237,570)	88,972	12,530
Net loss	(6,429,059)	(814,373)	(99,879)	(14,069)
Accretion of redeemable convertible preferred shares	(288,380)	—	—	—
Net loss attributable to ordinary shareholders	(6,717,439)	(814,373)	(99,879)	(14,069)
Other comprehensive (loss)/income, net of tax of nil:
Foreign currency translation adjustments	(161,281)	172,356	33,055	4,656
Comprehensive loss	(6,590,340)	(642,017)	(66,824)	(9,413)
Accretions of redeemable convertible preferred shares	(288,380)	—	—	—
Comprehensive loss attributable to ordinary shareholders	(6,878,720)	(642,017)	(66,824)	(9,413)

Condensed statements of cash flows (in thousands)

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Net cash (used in)/generated from operating activities	(4,066)	(29,541)	(6,017)	(848)
Net cash (used in)/generated from investing activities	(7,713,202)	43,166	(28,219)	(3,975)
Net cash generated from/(used in) financing activities	7,215,688	(16,674)	3,341	471
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(25,625)	15,075	(629)	(89)
Net (decrease)/increase in cash and cash equivalents	(527,205)	12,026	(31,524)	(4,441)
Cash and cash equivalents at beginning of the year	551,705	24,500	36,526	5,145
Cash and cash equivalents at end of the year	24,500	36,526	5,002	704

(a)
Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries.

The Company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC 323-10 Investment-Equity Method and Joint Ventures, such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and share of the subsidiaries’ losses or income as “Share of (losses)/income in subsidiaries” on the condensed statements of comprehensive loss. Under the equity method of accounting, the Company’s carrying amount of its investment in subsidiaries for its share of the subsidiaries cumulative losses were reduced to nil and the carrying amount of “Amounts due from subsidiaries” was further adjusted as of December 31, 2022 and 2023.

15.
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (CONTINUED)

The subsidiaries did not pay any dividends to the Company for the periods presented.

The Company does not have significant commitments or long-term obligations as of December 31, 2022 and 2023.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted and as such, these Company-only financial statements should be read in conjunction with the Group’s consolidated financial statements.